Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures (Tables) [Abstract]
Breakdown of investments in associates and joint ventures

a.   Breakdown of investments in associates and joint ventures

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,832,660	1,219,202	76,403,596	13,151,540	71,020,292	6,833,491	2,561,394	4,056,077
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	543,025	182,432	8,512,491	6,124,173	10,138,711	947,514	3,550,438	1,197,846
Fleury S.A. (3) (6)	16.28%	16.28%	692,380	46,791	1,389,026	2,224,500	615,510	1,263,331	2,609,717	287,414
Aquarius Participações S.A. (7)	49.00%	49.00%	263,630	116,070	242,617	532,707	237,305	-	38	236,878
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	105,649	(22,637)	3,588,848	1,283,453	3,565,394	726,468	5,432,770	(113,185)
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	118,781	16,530	285,871	118,394	33,305	8,320	61,185	39,498
NCR Brasil Indústria de Equipamentos para Automação S.A. (3) (9)	49.00%	49.00%	46,039	4,108	221,809	28,788	141,520	-	1,270	8,384
Tecnologia Bancária S.A. (3)	24.32%	24.32%	108,752	10,209	242,480	75,702	590,872	496,090	2,534,235	41,973
Swiss Re Corporate Solutions Brasil (Nota 43-5) (3)	40.00%	40.00%	463,400	(26,437)	2,178,209	1,511,924	2,411,600	437,278	490,079	(66,093)
Gestora de Inteligência de Crédito S.A. (Nota 43-1) (3)	20.00%	20.00%	29,513	(4,642)	118,961	43,253	18,594	-	-	(23,210)
Other (3)	-	-	7,129	2,361	-	-	-	-	-	-
Total investments in associates			7,210,958	1,543,987	93,183,908	25,094,434	88,773,103	10,712,492	17,241,126	5,665,582

Elo Participações S.A. (10)	50.01%	50.01%	978,195	162,070	420,804	1,776,837	96,763	3,967	18,708	324,075
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	68,231	12,393	339,236	119,406	324,764	-	161,107	24,786
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(39)	2,198	1,612	2	3,881	227	(78)
Total investments in joint ventures			1,046,426	174,424	762,238	1,897,855	421,529	7,848	180,042	348,783
Total on December 31, 2017			8,257,384	1,718,411	93,946,146	26,992,289	89,194,631	10,720,340	17,421,168	6,014,365

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A.	30.06%	30.06%	4,108,743	1,204,520	13,699,378	10,654,621	15,004,712	-	392,167	4,007,233
IRB - Brasil Resseguros S.A. (3) (4)	20.51%	20.51%	662,460	132,668	8,484,793	5,828,133	10,238,221	844,876	3,185	646,823
Fleury S.A. (3) (6)	16.39%	16.39%	651,906	17,506	1,343,162	2,021,981	429,411	1,166,607	2,045,898	106,829
Aquarius Participações S.A. (7)	49.00%	49.00%	263,632	73,640	150,233	538,267	150,474	-	-	150,286
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	127,922	1,596	8,187,596	493,325	8,041,309	-	4,243,442	7,980
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	102,251	18,517	247,475	109,390	44,890	-	22,642	44,246
Tecnologia Bancária S.A. (3)	24.32%	24.32%	98,543	71,232	193,546	1,117,398	499,341	406,459	686,800	292,862
NCR Brasil Indústria de Equipamentos para Automação S.A. (3)	49.00%	49.00%	73,789	(7,024)	171,823	27,780	111,755	-	330,985	(14,335)
Empresa Brasileira de Solda Elétrica S.A. (3) (9)	-	-	-	3,168	-	-	-	-	-	-
Total investments in associates			6,089,246	1,515,823	32,478,006	20,790,895	34,520,113	2,417,942	7,725,119	5,241,924

Elo Participações S.A.	50.01%	50.01%	849,355	198,457	352,179	1,596,527	107,627	-	18,879	396,835
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	64,174	8,721	443,978	3,883	317,298	-	164,026	17,442
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	3	(49)	3,538	-	3,532	-	256	(98)
Leader S.A. Adm. de Cartões de Crédito (3) (8)	-	-	-	(23,227)	-	-		-	-	-
Total investments in joint ventures			913,532	183,902	799,695	1,600,410	428,457	-	183,161	414,179
Total on December 31, 2016			7,002,778	1,699,725	33,277,701	22,391,305	34,948,570	2,417,942	7,908,280	5,656,103

Companies			R$ thousand
Equity interest		Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A.	30.06%	30.06%	3,302,071	1,043,743	13,755,540	10,806,140	8,199,287	9,696,767	239,386	3,472,355
IRB - Brasil Resseguros S.A. (3) (4)	20.51%	20.51%	658,949	138,165	8,922	5,768	10,639	785	3,144	673,650
Fleury S.A. (6)	16.39%	16.39%	512,642	6,262	1,124,788	268,829	299,033	1,408,157	1,845	38,206
Fidelity Processadora S.A. (7)	49.00%	49.00%	254,785	68,312	450,267	402,702	332,997	-	19,546	139,412
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	130,248	(5,377)	7,227,947	563,950	7,140,656	-	13,834,551	(26,886)
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	83,735	17,660	203,030	93,487	35,986	1,590	13,247	42,197
NCR Brasil S.A. (3)	49.00%	49.00%	80,357	7,101	206,315	27,146	134,533	-	71,177	14,492
Empresa Brasileira de Solda Elétrica S.A. (3)	49.00%	49.00%	33,954	(5,769)	101,151	48,161	47,519	32,499	115,874	(11,774)
Integritas Participações S.A. (3) (5)	-	-	-	4,778	10,647	741,803	2,534	4,066	828	18,983
Total investments in associates			5,056,741	1,274,875	23,088,607	12,957,986	16,203,184	11,143,864	14,299,598	4,360,635

Elo Participações S.A.	50.01%	50.01%	686,951	243,073	223,332	1,438,988	144,169	15	14,669	486,049
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	65,030	10,400	439,594	4,301	312,036	-	158,124	20,800
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	6,551	716	380,801	11,362	379,061	-	313,065	1,432
Leader S.A. Adm. de Cartões de Crédito (3) (8)	50.00%	50.00%	52	(1,013)	2,920	278	3,095	-	1,790	(2,026)
Total investments in joint ventures			758,584	253,176	1,046,647	1,454,929	838,361	15	487,648	506,255
Total on December 31, 2015			5,815,325	1,528,051	24,135,254	14,412,915	17,041,545	11,143,879	14,787,246	4,866,890

(1)     Revenues from financial intermediation or services;

(2)     Brazilian company, services provider related to credit and debit cards and other means of payment. In 2017, the Organization received R$ 582,483 thousand of dividends and interest on capital of this investment. In financial statements, Cielo S.A. presented R$ 8,814 thousand of other comprehensive income;

(3)     Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4)     Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;

(5)     Partial spin-off in October, 2015;

(6)     Participation in Fleury S.A. (i) due to the partial spin-off of Integritas Participações S.A. and, (ii) recorded using equity method as Bradesco has significant influence due its paticipation on the Board of the Directors and other committes;

(7)     In January 2016, Aquarius Participações S.A. was endowed with the contribution of the investment of Fidelity Processadora e Serviços S.A.;

(8)     In April 2016, it was consolidated after acquisition of 50% of the company;

(9)     In 2017, impairment losses were recognized in associates and joint control companies, in the amount of R$ 31,868 thousand, on the investment in NCR Brasil S.A. (In 2016, R$ 37,122 on the investment in EBSE - Empresa Brasileira de Solda Elétrica S.A.); and

(10)   Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2017, the Organization received R$ 46,820 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$ 8,109 thousand of other comprehensive income.

Changes in associates

b.   Changes in associates

	R$ thousand
	2017	2016
Initial balances	7,002,778	5,815,325
Acquisitions (1)	524,155	376,434
Spin-off of associates (2)	(170,006)	-
Transfer (3)	5,953	(166,294)
Equity in net income of associates	1,718,411	1,699,725
Dividends/Interest on capital	(802,662)	(655,920)
Impairment (4)	(31,868)	(37,122)
Other	10,623	(29,370)
At the end of the year	8,257,384	7,002,778

(1)    In 2017, it includes the acquisition of interest in (i) Swiss Re Corporate Solutions Brasil; and in (ii) GIC - Gestora de Inteligência de Crédito (In 2016, there was capital increase in Cia. Leader S.A. Administradora de Cartões de Crédito);

(2)    Disposal partial sale of the IRB (Note 43-6);

(3)    In 2016, the investment of Cia. Leader S.A. Administradora de Cartões de Crédito began to be consolidated after acquisition of 50% of the company; and

(4)    In 2017, there were losses on impairment in affiliates and joint ventures, in the amount of R$ 31,868 thousand (R$ 37,122 thousand - 2016).